Current Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities, Current [Abstract]
Current Other Liabilities
Current Other Liabilities

	As of December 31,
	2012	2011
	(In $ millions)
Salaries and benefits	74	101
Environmental (Note 15)	21	25
Restructuring (Note 17)	30	44
Insurance	15	19
Asset retirement obligations	38	22
Derivatives (Note 21)	23	26
Current portion of benefit obligations (Note 14)	47	47
Interest	23	25
Sales and use tax/foreign withholding tax payable	17	16
Uncertain tax positions (Note 18)	65	70
Customer rebates	44	55
Other	78	89
Total	475	539